Document and Entity Information	May 05, 2021
Cover [Abstract]
Entity Central Index Key	0001528129
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	LAREDO PETROLEUM, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35380
Entity Tax Identification Number	45-3007926
Entity Address, Address Line One	15 W. Sixth Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74119
City Area Code	918
Local Phone Number	513-4570
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	LPI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false